Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 6.1%

Large-Cap Funds — 4.0%
Vanguard S&P 500 ETF	4,228	$1,632,558

Fixed Income Funds — 2.1%
Vanguard Long-Term Treasury ETF	9,891	834,108

Total Exchange Traded Funds (identified cost $2,137,909)		2,466,666

Mutual Funds — 93.0%

Large-Cap Funds — 8.2%
BMO Dividend Income Fund — Institutional Class (1)	17,032	308,784
BMO Large-Cap Growth Fund — Class R6 (1)	25,311	627,727
BMO Large-Cap Value Fund — Class R6 (1)	37,425	701,338
BMO Low Volatility Equity Fund — Institutional Class (1)	32,371	541,564
Dodge & Cox Stock Fund — Retail Class	2,281	549,189
Harbor Capital Appreciation Fund — Retirement Class	3,168	335,457
T. Rowe Price Growth Stock Fund — Institutional Class	2,754	288,650

Total Large-Cap Funds		3,352,709

Mid-Cap Funds — 2.2%
John Hancock Disciplined Value Mid Cap Fund — Class R6	12,233	349,138
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	2,985	359,825
Vanguard Mid-Cap Index Fund — Institutional Class	3,357	214,760

Total Mid-Cap Funds		923,723

Small-Cap Funds — 1.5%
BMO Small-Cap Growth Fund — Institutional Class (1)	9,806	230,735
BMO Small-Cap Value Fund — Class R6 (1)	16,150	270,021
Goldman Sachs Small Cap Value Fund — Institutional Class	1,460	99,497

Total Small-Cap Funds		600,253

International Funds — 6.4%
BMO Disciplined International Equity Fund — Institutional Class (1)	24,586	293,315
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	32,603	599,245
BMO Pyrford International Stock Fund — Class R6 (1)	27,961	424,450
Dodge & Cox International Stock Fund — Retail Class	5,876	292,687
MFS International Value Fund — Class R6	7,914	429,105
T. Rowe Price International Discovery Fund — Institutional Class	1,855	182,582
Vanguard Emerging Markets Stock Index Fund — Admiral Class	8,843	395,169

Total International Funds		2,616,553

Fixed Income Funds — 67.2%
BMO Core Plus Bond Fund — Institutional Class (1)	712,294	8,689,986
BMO Corporate Income Fund — Institutional Class (1)	66,967	938,213
Federated Hermes Institutional High-Yield Bond Fund — Class R6	221,093	2,202,084
Metropolitan West Total Return Bond Fund — Plan Class	821,289	8,410,007
TCW Emerging Markets Income Fund — Institutional Class	368,135	3,018,707
Vanguard Total Bond Market Index Fund — Institutional Class	371,479	4,175,422

Total Fixed Income Funds		27,434,419

Alternative Funds — 7.5%
BNY Mellon Global Real Return Fund — Institutional Class	176,777	3,061,783

Total Mutual Funds (identified cost $32,014,565)		37,989,440

Short-Term Investments — 0.5%

Mutual Funds — 0.5%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	200,357	200,357

Total Short-Term Investments — 0.5% (identified cost $200,357)		200,357

Total Investments — 99.6% (identified cost $34,352,831)		40,656,463

Other Assets and Liabilities — 0.4%		174,330

Total Net Assets — 100.0%		$40,830,793

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 9.7%

Large-Cap Funds — 9.0%
Vanguard S&P 500 ETF	19,575	$7,558,495

Fixed Income Funds — 0.7%
Vanguard Long-Term Treasury ETF	7,131	601,357

Total Exchange Traded Funds (identified cost $6,436,500)		8,159,852

Mutual Funds — 89.8%

Large-Cap Funds — 15.7%
BMO Dividend Income Fund — Institutional Class (1)	72,401	1,312,629
BMO Large-Cap Growth Fund — Class R6 (1)	97,487	2,417,670
BMO Large-Cap Value Fund — Class R6 (1)	147,825	2,770,235
BMO Low Volatility Equity Fund — Institutional Class (1)	127,069	2,125,860
Dodge & Cox Stock Fund — Retail Class	8,910	2,145,065
Harbor Capital Appreciation Fund — Retirement Class	12,111	1,282,593
T. Rowe Price Growth Stock Fund — Institutional Class	11,243	1,178,322

Total Large-Cap Funds		13,232,374

Mid-Cap Funds — 3.6%
John Hancock Disciplined Value Mid Cap Fund — Class R6	37,928	1,082,462
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	8,562	1,032,360
Vanguard Mid-Cap Index Fund — Institutional Class	14,422	922,547

Total Mid-Cap Funds		3,037,369

Small-Cap Funds — 3.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	38,414	903,878
BMO Small-Cap Value Fund — Class R6 (1)	70,891	1,185,302
Goldman Sachs Small Cap Value Fund — Institutional Class	6,422	437,535

Total Small-Cap Funds		2,526,715

International Funds — 12.0%
BMO Disciplined International Equity Fund — Institutional Class (1)	103,587	1,235,789
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	109,777	2,017,695
BMO Pyrford International Stock Fund — Class R6 (1)	120,998	1,836,745
Dodge & Cox International Stock Fund — Retail Class	24,862	1,238,398
MFS International Value Fund — Class R6	33,357	1,808,619
T. Rowe Price International Discovery Fund — Institutional Class	7,471	735,528
Vanguard Emerging Markets Stock Index Fund — Admiral Class	27,330	1,221,381

Total International Funds		10,094,155

Fixed Income Funds — 50.0%
BMO Core Plus Bond Fund — Institutional Class (1)	1,241,038	15,140,669
BMO Corporate Income Fund — Institutional Class (1)	179,621	2,516,494
Federated Hermes Institutional High-Yield Bond Fund — Class R6	332,322	3,309,922
Metropolitan West Total Return Bond Fund — Plan Class	1,352,410	13,848,681
TCW Emerging Markets Income Fund — Institutional Class	558,206	4,577,288
Vanguard Total Bond Market Index Fund — Institutional Class	232,052	2,608,261

Total Fixed Income Funds		42,001,315

Alternative Funds — 5.5%
BNY Mellon Global Real Return Fund — Institutional Class	266,377	4,613,654

Total Mutual Funds (identified cost $60,199,971)		75,505,582

Short-Term Investments — 0.4%

Mutual Funds — 0.4%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	297,189	297,188

Total Short-Term Investments — 0.4% (identified cost $297,188)		297,188

Total Investments — 99.9% (identified cost $66,933,659)		83,962,622

Other Assets and Liabilities — 0.1%		101,811

Total Net Assets — 100.0%		$84,064,433

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 8.8%

Large-Cap Funds — 8.3%
Vanguard S&P 500 ETF	53,772	$20,762,982

Fixed Income Funds — 0.5%
Vanguard Long-Term Treasury ETF	14,166	1,194,619

Total Exchange Traded Funds (identified cost $16,706,878)		21,957,601

Mutual Funds — 90.7%

Large-Cap Funds — 28.8%
BMO Dividend Income Fund — Institutional Class (1)	314,033	5,693,410
BMO Large-Cap Growth Fund — Class R6 (1)	438,931	10,885,488
BMO Large-Cap Value Fund — Class R6 (1)	655,658	12,287,032
BMO Low Volatility Equity Fund — Institutional Class (1)	571,695	9,564,464
Dodge & Cox Stock Fund — Retail Class	39,807	9,583,257
Harbor Capital Appreciation Fund — Retirement Class	53,372	5,652,057
T. Rowe Price Growth Stock Fund — Institutional Class	48,789	5,113,107
Vanguard Institutional Index Fund — Institutional Class	37,582	13,832,015

Total Large-Cap Funds		72,610,830

Mid-Cap Funds — 4.7%
John Hancock Disciplined Value Mid Cap Fund — Class R6	136,197	3,887,071
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	32,826	3,957,854
Vanguard Mid-Cap Index Fund — Institutional Class	64,441	4,122,248

Total Mid-Cap Funds		11,967,173

Small-Cap Funds — 4.1%
BMO Small-Cap Growth Fund — Institutional Class (1)	170,735	4,017,409
BMO Small-Cap Value Fund — Class R6 (1)	256,963	4,296,420
Goldman Sachs Small Cap Value Fund — Institutional Class	28,482	1,940,476

Total Small-Cap Funds		10,254,305

International Funds — 17.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	475,118	5,668,158
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	433,704	7,971,475
BMO Pyrford International Stock Fund — Class R6 (1)	524,376	7,960,029
Dodge & Cox International Stock Fund — Retail Class	113,455	5,651,217
MFS International Value Fund — Class R6	144,583	7,839,274
T. Rowe Price International Discovery Fund — Institutional Class	32,561	3,205,594
Vanguard Developed Markets Index Fund — Admiral Class	94,877	1,598,685
Vanguard Emerging Markets Stock Index Fund — Admiral Class	111,048	4,962,742

Total International Funds		44,857,174

Fixed Income Funds — 31.2%
BMO Core Plus Bond Fund — Institutional Class (1)	2,039,465	24,881,477
BMO Corporate Income Fund — Institutional Class (1)	725,899	10,169,837
Federated Hermes Institutional High-Yield Bond Fund — Class R6	504,009	5,019,933
Metropolitan West Total Return Bond Fund — Plan Class	2,281,567	23,363,246
TCW Emerging Markets Income Fund — Institutional Class	1,230,573	10,090,694
Vanguard Total Bond Market Index Fund — Institutional Class	437,854	4,921,481

Total Fixed Income Funds		78,446,668

Alternative Funds — 4.1%
BNY Mellon Global Real Return Fund — Institutional Class	591,677	10,247,843

Total Mutual Funds (identified cost $152,757,225)		228,383,993

Short-Term Investments — 0.5%

Mutual Funds — 0.5%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	1,296,147	1,296,147

Total Short-Term Investments — 0.5% (identified cost $1,296,147)		1,296,147

Total Investments — 100.0% (identified cost $170,760,250)		251,637,741

Other Assets and Liabilities — 0.0%		104,066

Total Net Assets — 100.0%		$251,741,807

Growth Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 8.4%

Large-Cap Funds — 7.2%
Vanguard S&P 500 ETF	22,696	$8,763,606

Fixed Income Funds — 1.2%
Vanguard Long-Term Treasury ETF	18,100	1,526,373

Total Exchange Traded Funds (identified cost $8,548,144)		10,289,979

Mutual Funds — 90.6%

Large-Cap Funds — 41.1%
BMO Dividend Income Fund — Institutional Class (1)	202,360	3,668,788
BMO Large-Cap Growth Fund — Class R6 (1)	279,291	6,926,420
BMO Large-Cap Value Fund — Class R6 (1)	419,134	7,854,563
BMO Low Volatility Equity Fund — Institutional Class (1)	359,197	6,009,367
Dodge & Cox Stock Fund — Retail Class	25,586	6,159,674
Harbor Capital Appreciation Fund — Retirement Class	36,290	3,843,151
T. Rowe Price Growth Stock Fund — Institutional Class	30,971	3,245,704
Vanguard Institutional Index Fund — Institutional Class	33,551	12,348,348

Total Large-Cap Funds		50,056,015

Mid-Cap Funds — 6.5%
John Hancock Disciplined Value Mid Cap Fund — Class R6	94,798	2,705,545
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	21,718	2,618,521
Vanguard Mid-Cap Index Fund — Institutional Class	40,932	2,618,439

Total Mid-Cap Funds		7,942,505

Small-Cap Funds — 5.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	106,689	2,510,380
BMO Small-Cap Value Fund — Class R6 (1)	184,396	3,083,094
Goldman Sachs Small Cap Value Fund — Institutional Class	18,117	1,234,341

Total Small-Cap Funds		6,827,815

International Funds — 23.3%
BMO Disciplined International Equity Fund — Institutional Class (1)	286,631	3,419,502
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	293,906	5,401,989
BMO Pyrford International Stock Fund — Class R6 (1)	313,048	4,752,072
Dodge & Cox International Stock Fund — Retail Class	68,720	3,422,933
MFS International Value Fund — Class R6	91,076	4,938,164
T. Rowe Price International Discovery Fund — Institutional Class	20,029	1,971,852
Vanguard Developed Markets Index Fund — Admiral Class	60,164	1,013,760
Vanguard Emerging Markets Stock Index Fund — Admiral Class	78,147	3,492,390

Total International Funds		28,412,662

Fixed Income Funds — 11.5%
BMO Core Plus Bond Fund — Institutional Class (1)	230,160	2,807,949
BMO Corporate Income Fund — Institutional Class (1)	433,433	6,072,396
Federated Hermes Institutional High-Yield Bond Fund — Class R6	119,837	1,193,581
Metropolitan West Total Return Bond Fund — Plan Class	177,610	1,818,728
TCW Emerging Markets Income Fund — Institutional Class	250,194	2,051,589

Total Fixed Income Funds		13,944,243

Alternative Funds — 2.6%
BNY Mellon Global Real Return Fund — Institutional Class	181,157	3,137,640

Total Mutual Funds (identified cost $65,972,838)		110,320,880

Short-Term Investments — 0.7%

Mutual Funds — 0.7%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	811,357	811,357

Total Short-Term Investments — 0.7% (identified cost $811,357)		811,357

Total Investments — 99.7% (identified cost $75,332,339)		121,422,216

Other Assets and Liabilities — 0.3%		397,405

Total Net Assets — 100.0%		$121,819,621

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 28, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 10.1%

Large-Cap Funds — 10.1%
Vanguard S&P 500 ETF (identified cost $14,767,530)	48,633	$18,778,660

Mutual Funds — 89.5%

Large-Cap Funds — 49.0%
BMO Dividend Income Fund — Institutional Class (1)	431,414	7,821,535
BMO Large-Cap Growth Fund — Class R6 (1)	512,252	12,703,840
BMO Large-Cap Value Fund — Class R6 (1)	853,016	15,985,526
BMO Low Volatility Equity Fund — Institutional Class (1)	659,422	11,032,136
Dodge & Cox Stock Fund — Retail Class	50,496	12,156,479
Harbor Capital Appreciation Fund — Retirement Class	64,295	6,808,782
T. Rowe Price Growth Stock Fund — Institutional Class	49,885	5,227,908
Vanguard Institutional Index Fund — Institutional Class	51,974	19,129,131

Total Large-Cap Funds		90,865,337

Mid-Cap Funds — 6.1%
John Hancock Disciplined Value Mid Cap Fund — Class R6	141,117	4,027,488
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	29,162	3,516,026
Vanguard Mid-Cap Index Fund — Institutional Class	58,689	3,754,329

Total Mid-Cap Funds		11,297,843

Small-Cap Funds — 7.2%
BMO Small-Cap Growth Fund — Institutional Class (1)	234,356	5,514,401
BMO Small-Cap Value Fund — Class R6 (1)	351,444	5,876,144
Goldman Sachs Small Cap Value Fund — Institutional Class	29,027	1,977,621

Total Small-Cap Funds		13,368,166

International Funds — 27.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	469,678	5,603,258
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	571,931	10,512,094
BMO Pyrford International Stock Fund — Class R6 (1)	595,270	9,036,206
Dodge & Cox International Stock Fund — Retail Class	112,073	5,582,373
MFS International Value Fund — Class R6	162,857	8,830,090
T. Rowe Price International Discovery Fund — Institutional Class	35,194	3,464,890
Vanguard Developed Markets Index Fund — Admiral Class	109,499	1,845,053
Vanguard Emerging Markets Stock Index Fund — Admiral Class	125,233	5,596,639

Total International Funds		50,470,603
Total Mutual Funds (identified cost $91,846,138)		166,001,949

Short-Term Investments — 0.7%

Mutual Funds — 0.7%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	1,217,144	1,217,144

Total Short-Term Investments — 0.7% (identified cost $1,217,144)		1,217,144

Total Investments — 100.3% (identified cost $107,830,812)		185,997,753

Other Assets and Liabilities — (0.3)%		(527,297)

Total Net Assets — 100.0%		$185,470,456

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of May 28, 2021.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.
ETF	Exchange Traded Fund

Notes to Schedules of Investments (Unaudited)

Additional Information Associated with the Schedules of Investments (Unaudited)

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended as an open-end management investment company. As of May 28, 2021, the Corporation consisted of 27 portfolios, including 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 22 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

Notes to Schedules of Investments (Unaudited)

For the period ended May 28, 2021, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended May 28, 2021, there were no transfers in and out of Level 1, Level 2, and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of May 28, 2021.

The following is a summary of the inputs used, as of May 28, 2021, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,466,666	$—	$—	$2,466,666
Mutual Funds	37,989,440	—	—	37,989,440
Short-Term Investments	200,357	—	—	200,357

Total	$40,656,463	$—	$—	$40,656,463

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$8,159,852	$—	$—	$8,159,852
Mutual Funds	75,505,582	—	—	75,505,582
Short-Term Investments	297,188	—	—	297,188

Total	$83,962,622	$—	$—	$83,962,622

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$21,957,601	$—	$—	$21,957,601
Mutual Funds	228,383,993	—	—	228,383,993
Short-Term Investments	1,296,147	—	—	1,296,147

Total	$251,637,741	$—	$—	$251,637,741

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,289,979	$—	$—	$10,289,979
Mutual Funds	110,320,880	—	—	110,320,880
Short-Term Investments	811,357	—	—	811,357

Total	$121,422,216	$—	$—	$121,422,216

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,778,660	$—	$—	$18,778,660
Mutual Funds	166,001,949	—	—	166,001,949
Short-Term Investments	1,217,144	—	—	1,217,144

Total	$185,997,753	$—	$—	$185,997,753

3.	Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of May 28, 2021. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Conservative Allocation Fund

Large-Cap Funds – 5.4%
BMO Low Volatility Equity Fund	$584,953	$47,485	$149,090	$53,096	$5,120	$541,564	$7,683	$—
BMO Dividend Income Fund	364,683	5,029	159,743	64,318	34,497	308,784	5,029	—
BMO Large-Cap Value Fund	755,456	31,377	341,162	132,125	123,542	701,338	7,976	—
BMO Large-Cap Growth Fund	669,309	92,104	200,529	18,020	48,823	627,727	55,091	—

						2,179,413
Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	169,508	—	158,145	(67,202)	55,839	—	—	—
BMO Mid-Cap Value Fund	173,902	—	167,732	(35,734)	29,564	—	—	—

						—
Small-Cap Funds – 1.2%
BMO Small-Cap Growth Fund	259,516	9,289	118,524	46,354	34,100	230,735	9,290	—
BMO Small-Cap Value Fund	150,134	167,581	145,132	83,239	14,199	270,021	981	—

						500,756
International Funds – 3.2%
BMO LGM Emerging Markets Equity Fund	288,334	353,413	130,978	79,017	9,459	599,245	14,410	—
BMO Pyrford International Stock Fund	499,482	26,865	161,648	35,456	24,295	424,450	11,258	—
BMO Disciplined International Equity Fund	326,832	42,252	135,310	51,736	7,805	293,315	5,812	—

						1,317,010
Fixed Income Funds – 23.7%
BMO Core Plus Bond Fund	9,937,362	1,929,715	3,012,758	(173,878)	9,545	8,689,986	193,604	—
BMO Corporate Income Fund	906,301	193,832	141,442	(17,274)	(3,204)	938,213	26,052	—

						9,628,199
Short-Term Investments – 0.5%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	440,749	4,942,750	5,383,449	67	(117)	—	158	—

Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	6,283,971	6,083,614	—	—	200,357	13	—

						200,357
Totals	$15,526,521	$14,125,663	$16,489,256	$269,340	$393,467	$13,825,735	$337,357	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Moderate Allocation Fund

Large-Cap Funds – 10.3%
BMO Low Volatility Equity Fund	$1,919,171	$186,387	$196,568	$213,030	$3,840	$2,125,860	$26,205	$—
BMO Dividend Income Fund	1,207,479	75,680	329,271	313,395	45,346	1,312,629	17,853	—
BMO Large-Cap Value Fund	2,554,673	129,295	795,765	728,327	153,705	2,770,235	27,710	—
BMO Large-Cap Growth Fund	2,250,479	322,985	392,518	186,827	49,897	2,417,670	175,865	—

						8,626,394
Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	566,517	—	528,538	(243,186)	205,207	—	—	—
BMO Mid-Cap Value Fund	573,766	—	553,410	(109,620)	89,264	—	—	—

						—
Small-Cap Funds – 2.5%
BMO Small-Cap Growth Fund	850,254	33,254	239,254	178,022	81,602	903,878	31,872	—
BMO Small-Cap Value Fund	484,218	660,615	310,144	324,833	25,780	1,185,302	2,990	—

						2,089,180
International Funds – 6.1%
BMO LGM Emerging Markets Equity Fund	931,054	987,347	166,464	252,628	13,130	2,017,695	39,435	—
BMO Pyrford International Stock Fund	1,662,113	58,715	112,127	215,561	12,483	1,836,745	38,553	—
BMO Disciplined International Equity Fund	1,093,389	92,441	187,184	228,148	8,995	1,235,789	24,167	—

						5,090,229
Fixed Income Funds – 21.0%
BMO Core Plus Bond Fund	13,931,592	4,786,699	3,335,932	(238,681)	(3,009)	15,140,669	291,690	—
BMO Corporate Income Fund	1,509,716	1,115,782	45,845	(62,675)	(484)	2,516,494	61,814	—

						17,657,163
Short-Term Investments – 0.4%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	647,639	6,066,073	6,713,501	124	(335)	—	300	—

Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	10,862,666	10,565,478	—	—	297,188	34	—

						297,188
Totals	$30,182,060	$25,377,939	$24,471,999	$1,986,733	$685,421	$33,760,154	$738,488	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Balanced Allocation Fund

Large-Cap Funds – 15.3%
BMO Low Volatility Equity Fund	$9,123,354	$408,917	$938,323	$876,024	$94,492	$9,564,464	$121,730	$—
BMO Dividend Income Fund	5,652,090	82,005	1,645,788	1,077,667	527,436	5,693,410	82,005	—
BMO Large-Cap Value Fund	11,871,940	129,442	3,684,062	2,870,114	1,099,598	12,287,032	129,442	—
BMO Large-Cap Growth Fund	10,784,362	825,838	1,740,490	653,396	362,382	10,885,488	825,838	—

						38,430,394
Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	2,686,603	—	2,506,496	(1,163,542)	983,435	—	—	—
BMO Mid-Cap Value Fund	2,668,873	—	2,574,190	(544,896)	450,213	—	—	—

						—
Small-Cap Funds – 3.3%
BMO Small-Cap Growth Fund	4,105,674	141,401	1,405,350	524,077	651,607	4,017,409	141,401	—
BMO Small-Cap Value Fund	2,321,025	1,986,353	1,448,498	1,322,865	114,675	4,296,420	14,477	—

						8,313,829
International Funds – 8.6%
BMO LGM Emerging Markets Equity Fund	4,340,167	3,213,869	794,628	1,194,681	17,386	7,971,475	165,999	—
BMO Pyrford International Stock Fund	7,112,972	808,818	972,062	974,660	35,641	7,960,029	168,409	—
BMO Disciplined International Equity Fund	5,078,247	766,318	1,210,913	1,033,429	1,077	5,668,158	107,637	—

						21,599,662
Fixed Income Funds – 13.9%
BMO Core Plus Bond Fund	23,010,598	9,070,616	6,805,652	(400,030)	5,945	24,881,477	497,853	—
BMO Corporate Income Fund	9,638,140	1,497,010	779,982	(190,297)	4,966	10,169,837	266,821	—

						35,051,314
Short-Term Investments – 0.5%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	1,505,852	14,834,610	16,339,882	202	(782)	—	910	—

Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	20,885,288	19,589,141	—	—	1,296,147	100	—

						1,296,147
Totals	$99,899,897	$54,650,485	$62,435,457	$8,228,350	$4,348,071	$104,691,346	$2,522,622	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Growth Allocation Fund

Large-Cap Funds – 20.1%
BMO Low Volatility Equity Fund	$5,118,665	$767,407	$478,898	$572,559	$29,634	$6,009,367	$72,428	$—
BMO Dividend Income Fund	3,186,724	49,015	550,957	836,579	147,427	3,668,788	49,015	—
BMO Large-Cap Value Fund	6,705,232	138,689	1,414,574	2,187,447	237,769	7,854,563	76,681	—
BMO Large-Cap Growth Fund	6,188,434	763,925	664,638	518,220	120,479	6,926,420	495,242	—

						24,459,138
Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	1,557,505	—	1,453,091	(641,893)	537,479	—	—	—
BMO Mid-Cap Value Fund	1,477,367	—	1,424,955	(239,460)	187,048	—	—	—

						—
Small-Cap Funds – 4.6%
BMO Small-Cap Growth Fund	2,298,638	85,126	608,940	535,526	200,030	2,510,380	85,125	—
BMO Small-Cap Value Fund	1,350,588	1,555,301	749,156	884,987	41,374	3,083,094	8,903	—

						5,593,474
International Funds – 11.2%
BMO LGM Emerging Markets Equity Fund	2,467,115	3,111,372	933,309	737,667	19,144	5,401,989	103,971	—
BMO Pyrford International Stock Fund	3,997,413	593,233	449,522	589,978	20,970	4,752,072	103,483	—
BMO Disciplined International Equity Fund	2,793,202	295,179	318,522	636,055	13,588	3,419,502	64,771	—

						13,573,563
Fixed Income Funds – 7.3%
BMO Core Plus Bond Fund	2,841,180	2,391,725	2,382,908	(47,865)	5,817	2,807,949	68,726	—
BMO Corporate Income Fund	4,959,139	1,458,226	235,628	(108,615)	(726)	6,072,396	150,753	—

						8,880,345
Short-Term Investments – 0.7%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	755,185	8,444,917	9,199,919	151	(334)	—	417	—

Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	10,271,323	9,459,966	—	—	811,357	47	—

						811,357
Totals	$45,696,387	$29,925,438	$30,324,983	$6,461,336	$1,559,699	$53,317,877	$1,279,562	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Aggressive Allocation Fund

Large-Cap Funds – 25.6%
BMO Low Volatility Equity Fund	$8,190,658	$1,900,108	$136,339	$1,079,042	$(1,333)	$11,032,136	$125,859	$—
BMO Dividend Income Fund	5,446,972	935,284	425,379	1,798,097	66,561	7,821,535	87,726	—
BMO Large-Cap Value Fund	11,435,298	945,399	823,526	4,340,782	87,573	15,985,526	134,212	—
BMO Large-Cap Growth Fund	10,538,209	3,185,823	2,217,925	1,030,312	167,421	12,703,840	855,999	—

						47,543,037
Mid-Cap Funds – 0.0%
BMO Mid-Cap Growth Fund	2,760,667	—	2,575,595	(1,174,162)	989,090	—	—	—
BMO Mid-Cap Value Fund	2,630,193	—	2,536,882	(393,009)	299,698	—	—	—

						—
Small-Cap Funds – 6.1%
BMO Small-Cap Growth Fund	4,024,606	1,433,307	1,219,765	1,030,345	245,908	5,514,401	155,518	—
BMO Small-Cap Value Fund	2,280,714	2,562,437	578,048	1,628,658	(17,617)	5,876,144	15,359	—

						11,390,545
International Funds – 13.5%
BMO LGM Emerging Markets Equity Fund	4,461,904	6,791,174	2,087,758	1,304,061	42,713	10,512,094	175,015	—
BMO Pyrford International Stock Fund	6,569,863	1,397,046	23,693	1,092,162	828	9,036,206	180,762	—
BMO Disciplined International Equity Fund	5,036,930	1,310,947	1,814,603	1,061,376	8,608	5,603,258	115,640	—

						25,151,558
Short-Term Investments – 0.7%
Cash Sweep Investments in BMO Institutional Prime Money Market Fund — Premier Class, 0.190%	1,048,046	14,611,591	15,659,385	(86)	(166)	—	541	—

Cash Sweep Investments in BMO Government Money Market Fund — Premier Class,0.010%	—	12,652,879	11,435,735	—	—	1,217,144	85	—

						1,217,144
Totals	$64,424,060	$47,725,995	$41,534,633	$12,797,578	$1,889,284	$85,302,284	$1,846,716	$—